Accounting pronouncements (Policies)	6 Months Ended
Jun. 30, 2011
Accounting pronouncements.
Business combinations

Accounting standards adopted in 2011

Accounting Standards Update (ASU) number 2010-29 Disclosure of Supplementary Pro Forma Information for Business Combinations a consensus of the FASB Emerging Issues Task Force. The objective of this Update is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this Update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The Company fully adopted this standard in 2011. This codification does not impact our financial position, results of operations or liquidity.